Offerings	Sep. 17, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.800% Notes due 2029
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 997,570,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,241.33
Offering Note	Determined in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 3.800% Notes due 2029
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 3.800% Notes due 2029 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2031
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 846,302,500.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 124,914.25
Offering Note	Determined in accordance with Rule 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.000% Notes due 2031
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.000% Notes due 2031 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes due 2034
Amount Registered | shares	1,100,000,000
Maximum Aggregate Offering Price	$ 1,092,102,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 161,194.26
Offering Note	Determined in accordance with Rule 457(r) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.200% Notes due 2034
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.200% Notes due 2034 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2054
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,520,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,629.15
Offering Note	Determined in accordance with Rule 457(r) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.700% Notes due 2054
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	Novartis AG has provided a guarantee with respect to the 4.700% Notes due 2054 issued by Novartis Capital Corporation. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due with respect to the guarantees.